CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Interest Income
Interest on investment securities and cash	$ 352	$ 250	$ 601	$ 467
Interest and fees on loans	4,846	4,016	9,424	7,876
Total interest income	5,198	4,266	10,025	8,343
Interest Expense
Interest expense non-maturity deposits	166	105	312	180
Interest expense time deposits	702	498	1,310	1,006
Interest expense borrowed funds	80	51	190	96
Interest expense capital lease	3	4	7	9
Interest expense debt	13	0	14	0
Interest expense on subordinated debt	191	188	382	378
Total interest expense	1,155	846	2,215	1,669
Net interest income	4,043	3,420	7,810	6,674
Loan loss provision	88	64	340	215
Net interest income after loan loss provision	3,955	3,356	7,470	6,459
Noninterest income
Overdraft fees on deposits	141	94	281	178
Interchange fee income, net	52	42	98	63
Service charges on deposits	16	11	31	25
Mortgage fee income	27	25	42	41
Customer service fees	14	14	29	27
ATM income	7	7	13	13
Bank-owned life insurance income	49	55	98	91
Unrealized gain on equity securities	50	0	88	0
Other income	10	8	16	12
Total noninterest income	366	256	696	450
Noninterest expense
Salaries & benefits expense	1,834	1,774	3,697	3,517
Occupancy expense	186	220	414	424
Furniture, fixture & equipment expense	153	153	310	293
Data processing expense	188	269	390	537
Office supplies expense	21	23	41	43
Professional fees	112	136	223	242
Advertising and marketing	27	36	59	71
Insurance	92	73	186	146
Foreclosed asset expense, net	300	221	326	261
Loan expense	58	54	86	91
Stockholder expense	35	54	69	112
Directors fees and expenses	66	69	140	139
Telephone expense	69	76	140	146
Core deposit intangible amortization expense	8	11	17	23
Merger expenses	323	0	323	0
Other operating expense	148	158	295	259
Total noninterest expense	3,620	3,327	6,716	6,304
Pre-tax income	701	285	1,450	605
Income tax expense	191	89	359	198
Net income	$ 510	$ 196	$ 1,091	$ 407
Earnings per share
Basic earnings per common share (in dollars per share)	$ 0.08	$ 0.04	$ 0.19	$ 0.09
Diluted earnings per common share (in dollars per share)	$ 0.08	$ 0.04	$ 0.19	$ 0.09
Weighted average common shares outstanding (in shares)	6,583,719	4,654,880	5,667,619	4,654,635
Diluted average common shares outstanding (in shares)	6,671,626	4,722,607	5,763,824	4,728,495